Shareholder Report, Average Annual Return (Details)		4 Months Ended	12 Months Ended
		Oct. 31, 2025	Oct. 31, 2025
C000260991
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Global X Treasury Bond Enhanced Income ETF
Without Sales Load [Member] | C000260991
Average Annual Return [Line Items]
Average Annual Return, Percent		6.95%
Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Total Return Value Unhedged USD Index
Average Annual Return, Percent		3.83%
ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]		ICE BofA U.S. Treasury 20+ Year Bond Index (USD) (TR)
Average Annual Return, Percent		7.45%

[1]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.